Employee Benefit Plans (Fair Value Of Pension Plan Assets By Asset Category) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 185.1	$ 184.8
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	77.0	76.3
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	108.1	108.5
Cash & Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.4	9.0
Cash & Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.4	9.0
Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25.6	31.1
Equity [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25.6	31.1
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21.0	21.0
Fixed Income Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21.0	21.0
Foreign Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17.4	11.3
Foreign Equity [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17.4	11.3
Foreign Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24.0	23.7
Foreign Fixed Income Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.1	2.1
Foreign Fixed Income Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21.9	21.6
Life Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	38.7	37.7
Life Insurance Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	38.7	37.7
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	50.0	51.0
Other [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.5	1.8
Other [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 47.5	$ 49.2